Leases - Contractual Lease Payments (Details) $ in Thousands	Mar. 31, 2020 CAD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 16,091
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,020
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,018
Two to five years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	6,464
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 5,589